Note 23 - Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of detailed information of the cash flow statement [text block]
	2024	2023

Operating profit	22,366	2,581
Adjustments for:
Impairment of property, plant and equipment (note 13)	–	851
Unrealised foreign exchange gains (note 7)	(639)	(3,983)
Fair value loss on derivative instruments	476	488
Cash-settled share-based expense (note 9.1)	57	271
Share-based expense included in production costs (note 6)	152	386
Cash portion of cash-settled share-based expense	(690)	(1,673)
Equity-settled share-based expense (note 9.2)	506	331
Depreciation (note 13)	8,058	5,664
Cash generated from operations before working capital changes	30,286	4,916
Inventories	(83)	(1,005)
Prepayments	(2,037)	(148)
Trade and other receivables	1,972	894
Trade and other payables	(2,615)	(3,991)
Cash generated from operations	27,523	666